Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2020 (unaudited)

Principal Amount (000s)		Value^
CONVERTIBLE BONDS & NOTES—38.6%
Airlines—0.5%
$2,605	Southwest Airlines Co., 1.25%, 5/1/25	$2,942,022

Apparel & Textiles—0.9%
11,140	Iconix Brand Group, Inc., 5.75%, 8/15/23	5,347,200

Auto Manufacturers—1.3%
2,695	Tesla, Inc., 2.00%, 5/15/24	7,391,037

Banks—0.2%
1,075	BofA Finance LLC, 0.125%, 9/1/22	1,131,438

Beverages—0.0%
945	Luckin Coffee, Inc., 0.75%, 1/15/25 (a)(b)	250,786

Biotechnology—2.5%
500	BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	562,679
3,875	Exact Sciences Corp., 0.375%, 3/1/28	3,659,517
2,915	Insmed, Inc., 1.75%, 1/15/25	2,752,738
5,110	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	4,380,814
1,290	Karyopharm Therapeutics Inc., 3.00%, 10/15/25	1,835,473
1,330	PTC Therapeutics, Inc., 3.00%, 8/15/22	1,550,144

		14,741,365

Building Materials—1.1%
6,680	Patrick Industries, Inc., 1.00%, 2/1/23	6,251,258

Commercial Services—1.4%
6,675	Macquarie Infrastructure Corp., 2.00%, 10/1/23	5,523,563
2,580	Square, Inc., 0.125%, 3/1/25 (a)(b)	2,554,050

		8,077,613

Computers—2.7%
2,580	CyberArk Software Ltd., zero coupon, 11/15/24 (a)(b)	2,452,693
1,850	Pure Storage, Inc., 0.125%, 4/15/23	1,829,509
2,800	Rapid7, Inc., 2.25%, 5/1/25 (a)(b)	2,963,510
8,865	Western Digital Corp., 1.50%, 2/1/24	8,244,302

		15,490,014

Electronics—2.1%
1,075	Fortive Corp., 0.875%, 2/15/22	1,031,684
3,775	OSI Systems, Inc., 1.25%, 9/1/22	3,601,985
1,840	SMART Global Holdings, Inc., 2.25%, 2/15/26 (a)(b)	1,639,141
6,730	Vishay Intertechnology, Inc., 2.25%, 6/15/25	6,182,120

		12,454,930

Energy-Alternate Sources—1.4%
2,150	Enphase Energy, Inc., 0.25%, 3/1/25 (a)(b)	2,212,240
7,095	SunPower Corp., 4.00%, 1/15/23	5,676,000

		7,888,240

Engineering & Construction—0.5%
3,125	Tutor Perini Corp., 2.875%, 6/15/21	2,949,797

Equity Real Estate Investment Trusts (REITs)—0.5%
3,025	Two Harbors Investment Corp., 6.25%, 1/15/22	3,006,094

Healthcare-Products—1.4%
1,420	CONMED Corp., 2.625%, 2/1/24	1,512,673
2,470	Insulet Corp., 0.375%, 9/1/26 (a)(b)	2,659,834
1,725	NanoString Technologies, Inc., 2.625%, 3/1/25 (a)(b)	1,638,750
1,850	Natera, Inc., 2.25%, 5/1/27 (a)(b)	2,448,575

		8,259,832

Healthcare-Services—0.5%
2,670	Teladoc Health, Inc., 1.25%, 6/1/27 (a)(b)	2,803,700

Insurance—1.3%
6,005	MGIC Investment Corp., 9.00%, 4/1/63 (a)(b)	7,779,534

Internet—2.2%
2,585	Boingo Wireless, Inc., 1.00%, 10/1/23	2,281,201
550	IAC FinanceCo 2, Inc., 0.875%, 6/15/26 (a)(b)	609,289
1,290	IAC FinanceCo 3, Inc., 2.00%, 1/15/30 (a)(b)	1,502,271
4,955	Snap, Inc., 0.75%, 8/1/26 (a)(b)	5,311,319
1,490	Wayfair, Inc., 1.00%, 8/15/26 (a)(b)	1,950,544
1,160	Zillow Group, Inc., 1.50%, 7/1/23	1,183,896

		12,838,520

Investment Companies—1.1%
7,205	Prospect Capital Corp., 6.375%, 3/1/25	6,153,489

Leisure—0.2%
695	NCL Corp. Ltd., 6.00%, 5/15/24 (a)(b)	899,332

Machinery-Diversified—0.3%
1,835	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)	1,713,558

Media—1.1%
1,280	DISH Network Corp., 3.375%, 8/15/26	1,131,071
	Liberty Media Corp.,
1,775	1.375%, 10/15/23	1,966,407
3,660	2.75%, 12/1/49 (a)(b)	3,320,261

		6,417,739

Oil, Gas & Consumable Fuels—0.9%
1,330	EQT Corp., 1.75%, 5/1/26 (a)(b)	1,461,410
3,520	Pioneer Natural Resources Co., 0.25%, 5/15/25 (a)(b)	3,837,293

		5,298,703

Pharmaceuticals—1.0%
2,640	DexCom, Inc., 0.25%, 11/15/25 (a)(b)	2,625,228
1,720	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	3,036,875

		5,662,103

Pipelines—2.0%
18,700	Cheniere Energy, Inc., 4.25%, 3/15/45	11,580,516

Retail—0.3%
3,015	Guess?, Inc., 2.00%, 4/15/24	1,978,754

Semiconductors—1.4%
2,535	Cree, Inc., 1.75%, 5/1/26 (a)(b)	3,282,825
1,545	Inphi Corp., 0.75%, 4/15/25 (a)(b)	1,922,229
	ON Semiconductor Corp.,
1,205	1.00%, 12/1/20	1,289,222
1,715	1.625%, 10/15/23	1,905,582

		8,399,858

Software—7.6%
4,400	Avaya Holdings Corp., 2.25%, 6/15/23	3,898,936
11,915	Avid Technology, Inc., 2.00%, 6/15/20	11,483,677
4,660	Benefitfocus, Inc., 1.25%, 12/15/23	3,330,049
	Evolent Health, Inc.,
860	1.50%, 10/15/25	558,484
4,800	2.00%, 12/1/21	4,310,433
1,840	i3 Verticals LLC, 1.00%, 2/15/25 (a)(b)	1,732,070
2,150	j2 Global, Inc., 1.75%, 11/1/26 (a)(b)	1,955,341
1,670	LivePerson, Inc., 0.75%, 3/1/24	1,951,612
1,075	Pegasystems, Inc., 0.75%, 3/1/25 (a)(b)	1,096,845
2,775	Pluralsight, Inc., 0.375%, 3/1/24	2,481,960
4,470	RingCentral, Inc., zero coupon, 3/1/25 (a)(b)	4,632,038
820	Sea Ltd., 2.375%, 12/1/25 (a)(b)	926,838
3,200	Splunk, Inc., 0.50%, 9/15/23	4,408,230
1,400	Workday, Inc., 0.25%, 10/1/22	1,906,660

		44,673,173

Telecommunications—1.7%
2,225	GCI Liberty, Inc., 1.75%, 9/30/46 (a)(b)	3,292,759
5,985	Infinera Corp., 2.125%, 9/1/24	4,721,029
2,150	Vonage Holdings Corp., 1.75%, 6/1/24 (a)(b)	2,061,813

		10,075,601

Transportation—0.5%
3,555	Teekay Corp., 5.00%, 1/15/23	2,874,850

	Total Convertible Bonds & Notes (cost—$230,455,341)	225,331,056

CORPORATE BONDS & NOTES—36.4%
Advertising—0.1%
715	National CineMedia LLC, 5.875%, 4/15/28 (a)(b)	574,545

Aerospace & Defense—1.2%
	TransDigm, Inc.,
1,735	5.50%, 11/15/27 (a)(b)	1,578,529
4,290	6.50%, 5/15/25	4,161,750
1,665	Triumph Group, Inc., 6.25%, 9/15/24 (a)(b)	1,432,075

		7,172,354

Auto Components—1.0%
2,270	Adient U.S. LLC, 7.00%, 5/15/26 (a)(b)	2,332,345
1,340	Goodyear Tire & Rubber Co., 5.00%, 5/31/26	1,242,495
2,325	Panther BF Aggregator 2 L.P., 8.50%, 5/15/27 (a)(b)	2,286,789

		5,861,629

Auto Manufacturers—1.3%
	Ford Motor Co.,
805	9.00%, 4/22/25	849,275
1,705	9.625%, 4/22/30	1,896,813
1,815	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	1,701,753
3,285	Tesla, Inc., 5.30%, 8/15/25 (a)(b)	3,295,216

		7,743,057

Chemicals—1.5%
2,005	Chemours Co., 6.625%, 5/15/23	2,015,235
2,260	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	2,267,933
1,185	Olin Corp., 5.00%, 2/1/30	1,021,843
3,550	Tronox, Inc., 6.50%, 4/15/26 (a)(b)	3,370,175

		8,675,186

Commercial Services—1.5%
5,974	Cenveo Corp., 6.00%, 5/15/24 (a)(b)(c)(d)(f)	109,503
1,665	Herc Holdings, Inc., 5.50%, 7/15/27 (a)(b)	1,626,547
3,375	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)	3,575,357
	United Rentals North America, Inc.,
1,830	5.25%, 1/15/30	1,912,012
1,270	5.50%, 7/15/25	1,317,758

		8,541,177

Computers—0.9%
1,750	Dell International LLC, 7.125%, 6/15/24 (a)(b)	1,819,449
3,365	Vericast Corp., 9.25%, 3/1/21 (a)(b)	3,358,690

		5,178,139

Containers & Packaging—0.6%
1,685	Berry Global, Inc., 5.625%, 7/15/27 (a)(b)	1,774,566
1,565	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27 (a)(b)	1,651,075

		3,425,641

Distribution/Wholesale—1.2%
4,110	H&E Equipment Services, Inc., 5.625%, 9/1/25	4,027,369
3,275	Performance Food Group, Inc., 5.50%, 10/15/27 (a)(b)	3,258,625

		7,285,994

Diversified Financial Services—3.2%
15,297	CCF Holdings LLC, 10.75%, 12/15/23, PIK 10.75% (a)(b)(d)(f)	4,561,443
6,000	Community Choice Financial Issuer LLC, 9.00%, 6/15/23 (cost—$6,000,000; purchased 9/6/18) (a)(b)(h)	6,009,390
	Navient Corp.,
1,880	5.00%, 3/15/27	1,613,275
1,815	6.75%, 6/15/26	1,692,488
	Springleaf Finance Corp.,
955	6.625%, 1/15/28	914,236
3,865	8.25%, 10/1/23	3,947,537

		18,738,369

Electrical Equipment—0.1%
705	WESCO Distribution, Inc., 7.25%, 6/15/28 (a)(b)	727,560

Electronic Equipment, Instruments & Components—0.5%
2,835	Energizer Holdings, Inc., 7.75%, 1/15/27 (a)(b)	3,096,713

Entertainment—1.3%
3,810	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	981,075
2,260	International Game Technology PLC, 6.25%, 1/15/27 (a)(b)	2,299,968
2,830	Lions Gate Capital Holdings LLC, 6.375%, 2/1/24 (a)(b)	2,863,634
1,110	Stars Group Holdings BV, 7.00%, 7/15/26 (a)(b)	1,179,170

		7,323,847

Food & Beverage—0.5%
1,165	Albertsons Cos., Inc., 7.50%, 3/15/26 (a)(b)	1,303,157
1,325	Kraft Heinz Foods Co., 6.50%, 2/9/40	1,569,124

		2,872,281

Healthcare-Products—0.4%
2,295	Avantor, Inc., 9.00%, 10/1/25 (a)(b)	2,484,579

Healthcare-Services—2.0%
1,880	Centene Corp., 5.375%, 6/1/26 (a)(b)	1,992,800
3,400	DaVita, Inc., 5.125%, 7/15/24	3,471,451
1,675	IQVIA, Inc., 5.00%, 5/15/27 (a)(b)	1,751,053
2,275	Select Medical Corp., 6.25%, 8/15/26 (a)(b)	2,396,815
2,215	Tenet Healthcare Corp., 6.25%, 2/1/27 (a)(b)	2,295,992

		11,908,111

Internet—0.9%
1,700	Go Daddy Operating Co. LLC, 5.25%, 12/1/27 (a)(b)	1,788,935
1,755	Netflix, Inc., 5.375%, 11/15/29 (a)(b)	1,952,280
1,550	NortonLifeLock, Inc., 5.00%, 4/15/25 (a)(b)	1,588,750

		5,329,965

Iron/Steel—0.2%
1,330	United States Steel Corp., 6.875%, 8/15/25	901,215

Leisure—0.2%
915	Royal Caribbean Cruises Ltd., 11.50%, 6/1/25 (a)(b)	970,992

Lodging—0.9%
1,050	Boyd Gaming Corp., 8.625%, 6/1/25 (a)(b)	1,125,075
1,155	MGM Resorts International, 6.75%, 5/1/25	1,178,100
1,000	Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26 (a)(b)	962,500
2,280	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)	2,217,266

		5,482,941

Machinery-Construction & Mining—0.5%
2,855	Terex Corp., 5.625%, 2/1/25 (a)(b)	2,659,618

Media—2.9%
1,050	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	971,250
	CSC Holdings LLC (a)(b),
1,705	7.50%, 4/1/28	1,893,240
1,800	7.75%, 7/15/25	1,882,098
3,705	DISH DBS Corp., 5.875%, 11/15/24	3,667,561
2,850	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	2,949,223
3,589	LiveStyle, Inc., 9.625%, 2/1/19 (cost—$3,586,663; purchased 5/7/14-2/26/15) (a)(b)(c)(d)(f)(h)(j)	4
2,150	Meredith Corp., 6.875%, 2/1/26	1,997,683
2,230	Nexstar Broadcasting, Inc., 5.625%, 7/15/27 (a)(b)	2,290,912
1,145	Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)(b)	1,204,901

		16,856,872

Metal Fabricate/Hardware—0.4%
2,920	Park-Ohio Industries, Inc., 6.625%, 4/15/27	2,267,205

Mining—1.9%
1,100	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)	1,119,926
3,365	Constellium SE, 6.625%, 3/1/25 (a)(b)	3,430,231
1,750	Freeport-McMoRan, Inc., 5.25%, 9/1/29	1,802,176
1,535	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	1,399,452
3,050	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	3,059,501

		10,811,286

Miscellaneous Manufacturing—0.2%
1,385	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	1,278,507

Oil, Gas & Consumable Fuels—1.3%
1,115	CNX Resources Corp., 7.25%, 3/14/27 (a)(b)	1,057,193
980	EQT Corp., 7.00%, 2/1/30	1,041,863
1,940	Occidental Petroleum Corp., 5.55%, 3/15/26	1,658,700
1,235	PBF Holding Co. LLC, 6.00%, 2/15/28 (a)(b)	1,041,247
	Transocean, Inc. (a)(b),
1,098	7.50%, 1/15/26	603,900
440	8.00%, 2/1/27	244,200
1,750	USA Compression Partners L.P., 6.875%, 9/1/27	1,670,926
565	WPX Energy, Inc., 5.75%, 6/1/26	566,641

		7,884,670

Paper & Forest Products—0.2%
1,205	Mercer International, Inc., 7.375%, 1/15/25	1,179,520

Personal Products—0.2%
1,105	Edgewell Personal Care Co., 5.50%, 6/1/28 (a)(b)	1,147,819

Pharmaceuticals—1.0%
1,565	Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)(b)	1,713,933
	Bausch Health Cos., Inc. (a)(b),
560	5.25%, 1/30/30	551,950
1,640	7.25%, 5/30/29	1,771,708
1,710	Horizon Therapeutics USA, Inc., 5.50%, 8/1/27 (a)(b)	1,816,559

		5,854,150

Pipelines—1.0%
1,280	DCP Midstream Operating L.P., 5.125%, 5/15/29	1,190,400
2,490	NGL Energy Partners L.P., 7.50%, 4/15/26	1,737,933
	Targa Resources Partners L.P.,
750	6.50%, 7/15/27	791,944
2,225	6.875%, 1/15/29	2,388,370

		6,108,647

Real Estate—0.7%
4,205	Kennedy-Wilson, Inc., 5.875%, 4/1/24	3,997,336

Retail—0.6%
4,820	Conn’s, Inc., 7.25%, 7/15/22	3,354,792
1,490	Party City Holdings, Inc., 6.625%, 8/1/26 (a)(b)	243,988

		3,598,780

Semiconductors—0.5%
2,925	Amkor Technology, Inc., 6.625%, 9/15/27 (a)(b)	3,099,959

Software—0.8%
2,525	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)	2,646,516
1,770	SS&C Technologies, Inc., 5.50%, 9/30/27 (a)(b)	1,863,199

		4,509,715

Telecommunications—4.2%
	CenturyLink, Inc.,
1,225	5.125%, 12/15/26 (a)(b)	1,241,078
1,735	7.50%, 4/1/24, Ser. Y	1,913,020
1,220	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	1,260,400
3,745	CommScope Technologies LLC, 6.00%, 6/15/25 (a)(b)	3,652,667
6,230	Consolidated Communications, Inc., 6.50%, 10/1/22	5,993,229
	Hughes Satellite Systems Corp.,
1,130	6.625%, 8/1/26	1,183,121
3,500	7.625%, 6/15/21	3,666,162
2,580	Sprint Communications, Inc., 11.50%, 11/15/21	2,887,730
2,100	Sprint Corp., 7.625%, 3/1/26	2,514,362

		24,311,769

Toys/Games/Hobbies—0.1%
610	Mattel, Inc., 5.875%, 12/15/27 (a)(b)	622,087

Transportation—0.4%
2,060	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	2,067,159

	Total Corporate Bonds & Notes (cost—$239,807,542)	212,549,394

Shares
CONVERTIBLE PREFERRED STOCK—21.1%
Banks—5.1%
9,140	Bank of America Corp., 7.25% Ser. L (e)	12,471,530
12,835	Wells Fargo & Co., 7.50% Ser. L (e)	17,327,250

		29,798,780

Chemicals—0.9%
106,705	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	5,126,108

Diversified Financial Services—1.2%
1,730	2020 Mandatory Exchangeable Trust, 6.50%, 5/16/23 (a)(b)	1,873,244
124,400	AMG Capital Trust II, 5.15%, 10/15/37	5,056,027

		6,929,271

Electric Utilities—2.5%
	NextEra Energy, Inc.,
81,355	4.872%, 9/1/22	4,127,952
65,585	5.279%, 3/1/23	2,915,909
40,225	Sempra Energy, 6.00%, 1/15/21 Ser. A	4,221,614
69,575	Southern Co., 6.75%, 8/1/22 Ser. 2019	3,334,730

		14,600,205

Electronics—0.9%
6,550	Fortive Corp., 5.00%, 7/1/21 Ser. A	5,321,940

Environmental Services—0.3%
37,100	GFL Environmental Inc., 6.00%, 3/15/23	1,863,533

Equity Real Estate Investment Trusts (REITs)—3.8%
4,575	Crown Castle International Corp., 6.875%, 8/1/20 Ser. A	6,959,033
275,485	Ready Capital Corp., 7.00%, 8/15/23	4,862,310
476,235	RLJ Lodging Trust, 1.95% Ser. A (e)	10,667,664

		22,489,007

Hand/Machine Tools—0.4%
19,595	Colfax Corp., 5.75%, 1/15/22	2,392,549

Healthcare-Products—2.4%
63,980	Avantor, Inc., 6.25%, 5/15/22 Ser. A	4,111,355
17,465	Boston Scientific Corp., 5.50%, 6/1/23 Ser. A	1,906,933
6,575	Danaher Corp., 4.75%, 4/15/22 Ser. A	7,937,209

		13,955,497

Insurance—0.6%
33,905	Assurant, Inc., 6.50%, 3/15/21 Ser. D	3,525,778

Pharmaceuticals—0.7%
49,410	Becton Dickinson and Co., 6.00%, 6/1/23 Ser. B	2,556,967
38,425	Elanco Animal Health, Inc., 5.00%, 2/1/23	1,461,303

		4,018,270

Semiconductors—2.3%
12,265	Broadcom, Inc., 8.00%, 9/30/22 Ser. A	13,319,177

	Total Convertible Preferred Stock (cost—$115,969,328)	123,340,115

PREFERRED STOCK (a)(d)(f)(i)(j)—1.3%
Media—1.3%
3,554	LiveStyle, Inc., Ser. A	531,323
76,572	LiveStyle, Inc., Ser. B (g)	7,190,111
5,000	LiveStyle, Inc., Ser. B	50

	Total Preferred Stock (cost—$12,855,447)	7,721,484

COMMON STOCK (d)(f)(i)— 0.0%
Aerospace & Defense—0.0%
6,354	Erickson, Inc. (a)	69,386

Banks—0.0%
42,233	CCF Holdings LLC Class A (cost—$0; purchased 12/18/18) (h)	4
21,429	CCF Holdings LLC Class B (cost—$0; purchased 12/12/18) (g)(h)	2

		6

Media—0.0%
90,407	LiveStyle, Inc. (a)(g)(j)	9

	Total Common Stock (cost—$5,471,183)	69,401

Units
WARRANTS (d)(f)(i)—0.0%
Advertising—0.0%
12,009	Affinion Group Holdings, Inc., exercise price $67.12 expires 4/1/24 (cost—$2,371,020; purchased 4/10/19) (h)	9,847

Media—0.0%
19,500	LiveStyle, Inc., Ser. C, expires 11/30/21 (a)(j)	2

	Total Warrants (cost—$2,371,019)	9,849

Principal Amount (000s)
Repurchase Agreements—2.6%
$15,247	State Street Bank and Trust Co., dated 5/29/20, 0.00%, due 6/1/20, proceeds $15,247,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 4/15/25, valued at $15,555,653 including accrued interest (cost—$15,247,000)	15,247,000

	Total Investments (cost—$622,176,860) (k)—100.0%	584,268,299

	Other assets in excess of liabilities	2,989,903
	Preferred Shares	(271,525,000)

	Net Assets Applicable to Common Shareholders	$315,733,202

Notes to Schedule of Investments:

^

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. AllianzGI Convertible & Income Fund II’s (the “Fund”) investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $212,594,620, representing 36.4% of total investments.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $204,803,739, representing 35.1% of total investments.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $12,471,684, representing 2.1% of total investments.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	Affiliated security.

(h)	Restricted. The aggregate cost of such securities is $11,957,683. The aggregate value is $6,019,247, representing 1.0% of total investments.

(i)	Non-income producing.

(j)

A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 1.3% of total investments.

(k)

At May 31, 2020, the cost basis of portfolio securities for federal income tax purposes was $ 626,292,583. Gross unrealized appreciation was $ 31,569,683; gross unrealized depreciation was $73,593,967; and net unrealized depreciation was $42,024,284. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at May 31, 2020 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/20
Investments in Securities—Assets
Convertible Bonds & Notes	—	$225,331,056	—	$225,331,056
Corporate Bonds & Notes:
Commercial Services	—	8,431,674	$109,503	8,541,177
Diversified Financial Services	—	14,176,926	4,561,443	18,738,369
Media	—	—	4	4
All Other	—	185,269,844	—	185,269,844
Convertible Preferred Stock:
Diversified Financial Services	$1,873,244	5,056,027	—	6,929,271
All Other	116,410,844	—	—	116,410,844
Preferred Stock	—	—	7,721,484	7,721,484
Common Stock	—	—	69,401	69,401
Warrants	—	—	9,849	9,849
Repurchase Agreements	—	15,247,000	—	15,247,000

Totals	$118,284,088	$453,512,527	$12,471,684	$584,268,299

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2020, was as follows:

	Beginning Balance 2/29/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/20
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$109,503	$—	$—	$—	$—	$—	$—	$—	$109,503
Diversified Financial Services	6,461,280	—	—	22,441	—	(1,922,278)	—	—	4,561,443
Media	4	—	—	—	—	—	—	—	4
Preferred Stock:
Media	8,194,082	—	—	—	—	(472,598)	—	—	7,721,484
Common Stock:
Aerospace & Defense	113,419	—	—	—	—	(44,033)	—	—	69,386
Banks	6	—	—	—	—	—	—	—	6
Media	9	—	—	—	—	—	—	—	9
Warrants:
Advertising	15,611	—	—	—	—	(5,764)	—	—	9,847
Media	2	—	—	—	—	—	—	—	2

Totals	$14,893,916	$—	$—	$22,441	$—	$(2,444,673)	$—	$—	$12,471,684

The table above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2020:

	Ending Balance at 5/31/20	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
Investments in Securities—Assets
Corporate Bonds & Notes: Diversified Financial Services	$4,561,443	Market and Company Comparables	EV Multiples Illiquidity Discount	1.06x (0.66x - 1.90x) 3.10x (1.02x - 4.62x) 0.63x (0.38x - 0.81x) 20%
Preferred Stock Media	$531,323 7,190,111	Market and Company Comparables Market and Company Comparables	EV Multiples Illiquidity Discount EV Multiples Illiquidity Discount	0.63x (0.25x - 1.04x) (1% - 30%) 0.63x (0.25x - 1.04x) 30%
Common Stock: Aerospace & Defense	$69,386	Market and Company Comparables	EV Multiples M&A Transaction Multiples Illiquidity Discount	0.41x (0.39x - 0.43x) 3.78x (2.67x - 4.50x) 0.30x (0.20x - 0.39x) 0.80x (0.38x - 2.12x) 40%
Warrants: Advertising	$9,847	Market and Company Comparables Black-Scholes Model	EV Multiples Volatility Implied Price	1.57x (1.00x - 7.34x) 8.71x (4.67x - 25.09x) 35.48% $23.76

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2020 was $(2,444,673).

Glossary:

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust